Disclosures about fair value of financial instruments - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash equivalents	$ 285,469	$ 61,579
Short-term Investments	48,909	3,529
Derivatives	79,193	82,383
Total Assets	413,571	147,491
Liabilities
Derivatives	26,509	1,292
Total Liabilities	26,509	1,292
Quoted Prices in Active Markets For Identical Assets (Level 1)
Assets
Cash equivalents	285,469	61,579
Short-term Investments	47,544	0
Derivatives	0	0
Total Assets	333,013	61,579
Liabilities
Derivatives	0	0
Total Liabilities	0	0
Significant Other Observable Inputs (Level 2)
Assets
Cash equivalents	0	0
Short-term Investments	1,365	3,529
Derivatives	79,193	82,383
Total Assets	80,558	85,912
Liabilities
Derivatives	26,509	1,292
Total Liabilities	26,509	1,292
Significant Unobservable Inputs (Level 3)
Assets
Cash equivalents	0	0
Short-term Investments	0	0
Derivatives	0	0
Total Assets	0	0
Liabilities
Derivatives	0	0
Total Liabilities	$ 0	$ 0